Disclosure of Detailed Information About Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Food and beverage	$ 9	$ 8
Retail products	2	3
Ferry parts	1	2
General operating supplies and other	2	2
Inventories	$ 14	$ 15